Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit) [text block table]	Income tax expense/(benefit) in € m. 2023 2022 2021 Current tax expense (benefit): Tax expense (benefit) for current year 1,284 919 847 Adjustments for prior years 56 (132) 14 Total current tax expense (benefit) 1,340 787 861 Deferred tax expense (benefit): Origination and reversal of temporary differences, unused tax losses and tax credits 1,158 381 108 Effect of changes in tax law and/or tax rate 7 (19) (26) Adjustments for prior years (1,002) (1,256) (20) Total deferred tax expense (benefit) 163 (894) 62 Total income tax expense (benefit) 1,503 (107) 923
Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) [text block table]	Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit) in € m. 2023 2022 2021 Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2022 and 31.3% for 2021) 2,490 1,705 1,101 Foreign rate differential (85) (115) (89) Tax-exempt gains on securities and other income (319) (217) (183) Loss (income) on equity method investments 0 (12) (11) Nondeductible expenses 392 429 287 Impairments of goodwill 55 (0) 1 Changes in recognition and measurement of deferred tax assets1 (1,238) (1,891) (227) Effect of changes in tax law and/or tax rate 7 (19) (26) Effect related to share-based payments 0 (5) 1 Other1 201 18 69 Actual income tax expense (benefit) 1,503 (107) 923 1 Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.
Income Tax Charged or Credited to Equity [text block table]	Income taxes credited or charged to equity (other comprehensive income/additional paid in capital) in € m. 2023 2022 2021 Actuarial gains (losses) related to defined benefit plans 137 (642) (207) Net fair value gains (losses) attributable to credit risk related to financialliabilities designated as at fair value through profit or loss 18 (25) 5 Financial assets mandatory at fair value through other comprehensive income: Unrealized net gains (losses) arising during the period 59 312 111 Realized net gains (losses) arising during the period (reclassified to profit or loss) 1 (61) 68 Derivatives hedging variability of cash flows: Unrealized net gains (losses) arising during the period (132) 229 (2) Net gains (losses) reclassified to profit or loss (110) (18) 15 Other equity movement: Unrealized net gains (losses) arising during the period 151 192 88 Net gains (losses) reclassified to profit or loss 0 0 6 Income taxes credited (charged) to other comprehensive income 124 (13) 84 Other income taxes credited (charged) to equity 50 25 45
Major Components of Gross Deferred Income Tax Assets and Liabilities [text block table]	Major components of the Group’s gross deferred tax assets and liabilities in € m. Dec 31, 2023 Dec 31, 2022 Deferred tax assets: Unused tax losses 4,747 3,946 Unused tax credits 23 2 Deductible temporary differences: Trading activities, including derivatives 2,927 5,819 Employee benefits, including equity settled share based payments 1,828 1,653 Accrued interest expense 999 1,367 Loans and borrowings, including allowance for loans 949 791 Leases 855 865 Intangible Assets 80 43 Fair value OCI (IFRS 9) 332 387 Other assets 485 630 Other provisions 88 81 Other liabilities 6 1 Total deferred tax assets pre offsetting 13,319 15,585 Deferred tax liabilities: Taxable temporary differences: Trading activities, including derivatives 3,970 6,164 Employee benefits, including equity settled share based payments 291 245 Loans and borrowings, including allowance for loans 617 549 Leases 758 780 Intangible Assets 717 594 Fair value OCI (IFRS 9) 43 70 Other assets 272 371 Other provisions 89 85 Other liabilities 40 40 Total deferred tax liabilities pre offsetting 6,797 8,898
After Offsetting, Deferred Tax Assets and Liabilities [text block table]	Deferred tax assets and liabilities, after offsetting in € m. Dec 31, 2023 Dec 31, 2022 Presented as deferred tax assets 7,039 7,225 Presented as deferred tax liabilities 517 538 Net deferred tax assets 6,522 6,687
Items where no Deferred Tax Assets were recognized [text block table]	Items for which no deferred tax assets were recognized in € m. Dec 31, 2023¹ Dec 31, 2022¹ Deductible temporary differences (36) (773) Not expiring (5,119) (9,462) Expiring in subsequent period (28) (0) Expiring after subsequent period (55) (471) Unused tax losses (5,202) (9,933) Expiring after subsequent period 0 (0) Unused tax credits (1) (1) 1 Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.